Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000015696 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015696 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015696 | Talkspace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015696 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015696 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015696 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015696 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015696 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015696 | Selective Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015696 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015696 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015696 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015696 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015696 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015696 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015696 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015696 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015696 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015696 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015696 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015696 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015696 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000015696 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015696 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015696 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015696 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015699 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015699 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015699 | Talkspace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015699 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015699 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015699 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015699 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015699 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015699 | Selective Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015699 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015699 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015699 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015699 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015699 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015699 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015699 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015699 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015699 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015699 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015699 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015699 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015699 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000015699 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015699 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015699 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015699 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172343 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172343 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172343 | Talkspace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172343 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172343 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172343 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172343 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172343 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172343 | Selective Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172343 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172343 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172343 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172343 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000172343 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172343 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172343 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172343 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172343 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172343 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172343 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172343 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172343 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000172343 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172343 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172343 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172343 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015700 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015700 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015700 | Talkspace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015700 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015700 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015700 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015700 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015700 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015700 | Selective Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015700 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015700 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015700 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015700 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015700 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015700 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015700 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015700 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015700 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015700 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015700 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015700 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015700 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000015700 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015700 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015700 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015700 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172344 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172344 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172344 | Talkspace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172344 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172344 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172344 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172344 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172344 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172344 | Selective Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172344 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172344 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172344 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172344 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000172344 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172344 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172344 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172344 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172344 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172344 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172344 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172344 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172344 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000172344 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172344 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172344 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172344 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%